Trade and Other Current Receivables	12 Months Ended
Dec. 31, 2017
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Trade and Other Current Receivables

13. TRADE AND OTHER CURRENT RECEIVABLES

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently these assets are held at amortised cost, using the effective interest method and net of any impairment losses.

We do not consider the fair values of trade and other current receivables to be significantly different from their carrying values. Concentrations of credit risk with respect to trade receivables are limited, due to the Group’s customer base being large and diverse. Our historical experience of collecting receivables, supported by the level of default, is that credit risk is low across territories and so trade receivables are considered to be a single class of financial assets.

Trade and other current receivables	€ million 2017	€ million 2016
Due within one year
Trade receivables	3,439	3,329
Prepayments and accrued income	452	504
Other receivables	1,331	1,269
	5,222	5,102

Other receivables comprise financial assets of €281 million (2016: €396 million), and non-financial assets of €1,050 million (2016: €873 million). Financial assets include supplier and customer deposits, employee advances and certain derivatives. Non-financial assets mainly consist of reclaimable sales tax.

	€ million	€ million
Ageing of trade receivables	2017	2016
Total trade receivables	3,599	3,472
Less impairment provision for trade receivables	(160)	(143)
	3,439	3,329
Of which:
Not overdue	2,714	2,537
Past due less than three months	621	666
Past due more than three months but less than six months	95	102
Past due more than six months but less than one year	59	69
Past due more than one year	110	98
Impairment provision for trade receivables	(160)	(143)
	3,439	3,329

	€ million	€ million
Impairment provision for total trade and other receivables	2017	2016
1 January	166	155
Charge to income statement	51	42
Reduction/releases	(21)	(35)
Currency translations	(12)	4
31 December	184	166

The total impairment provision includes €160 million (2016: €143 million) for current trade receivables, €10 million (2016: €10 million) for other current receivables and €14 million (2016: €13 million) for non-current trade and other receivables, refer to note 11.